Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2023
Shareholders' equity
Schedule of treasury shares held

	December 31, 2022	June 30, 2023
Number of treasury shares	137,187,667	68,505,002
Percentage of share capital	5.24%	2.74%
Of which shares acquired with the intention to cancel them	128,869,261	65,043,639
Of which shares allocated to TotalEnergies share performance plans for Company employees	8,231,365	3,362,143
Of which shares intended to be allocated to new share performance or purchase options plans	87,041	99,220

Schedule of information about dividends paid

Ordinary dividend 2022	First interim	Second interim	Third interim	Final
Amount	€0.69	€0.69	€0.69	€0.74
Set date	April 27, 2022	July 27, 2022	October 26, 2022	May 26, 2023
Ex-dividend date	September 21, 2022	January 2, 2023	March 22, 2023	June 21, 2023
Payment date	October 3, 2022	January 12, 2023	April 3, 2023	July 3, 2023

Amount per share	€ 1
Ex-dividend date	December 6, 2022
Payment date	December 16, 2022

Dividend 2023	First interim	Second interim
Amount	€ 0.74	€ 0.74
Set date	April 26, 2023	July 26, 2023
Ex-dividend date	September 20, 2023	January 2, 2024
Payment date	October 2, 2023	January 12, 2024

Schedule of other comprehensive income

(M$)	1st half 2023	1st half 2022
Actuarial gains and losses	138	204

Change in fair value of investments in equity instruments	3	(17)

Tax effect	(51)	(42)
Currency translation adjustment generated by the parent company	1,409	(7,137)
Sub-total items not potentially reclassifiable to profit and loss	1,499	(6,992)

Currency translation adjustment	(1,299)	3,535
- unrealized gain/(loss) of the period	(1,381)	3,532
- less gain/(loss) included in net income	(82)	(3)

Cash flow hedge	1,891	2,959
- unrealized gain/(loss) of the period	1,699	2,901
- less gain/(loss) included in net income	(192)	(58)

Variation of foreign currency basis spread	8	70
- unrealized gain/(loss) of the period	(8)	49
- less gain/(loss) included in net income	(16)	(21)

Share of other comprehensive income of equity affiliates, net amount	(95)	2,464
- unrealized gain/(loss) of the period	(84)	2,427
- less gain/(loss) included in net income	11	(37)

Other	(1)	(1)

Tax effect	(472)	(1,059)
Sub-total items potentially reclassifiable to profit and loss	32	7,968
Total other comprehensive income (net amount)	1,531	976

Tax effects relating to each component of other comprehensive income are as follows:

	1st half 2023			1st half 2022
	Pre-tax			Pre-tax
(M$)	amount	Tax effect	Net amount	amount	Tax effect	Net amount
Actuarial gains and losses	138	(50)	88	204	(53)	151
Change in fair value of investments in equity instruments	3	(1)	2	(17)	11	(6)
Currency translation adjustment generated by the parent company	1,409	-	1,409	(7,137)	-	(7,137)
Sub-total items not potentially reclassifiable to profit and loss	1,550	(51)	1,499	(6,950)	(42)	(6,992)
Currency translation adjustment	(1,299)	-	(1,299)	3,535	-	3,535
Cash flow hedge	1,891	(470)	1,421	2,959	(1,041)	1,918

Variation of foreign currency basis spread	8	(2)	6	70	(18)	52
Share of other comprehensive income of equity affiliates, net amount	(95)	-	(95)	2,464	-	2,464
Other	(1)	-	(1)	(1)	-	(1)
Sub-total items potentially reclassifiable to profit and loss	504	(472)	32	9,027	(1,059)	7,968
Total other comprehensive income	2,054	(523)	1,531	2,077	(1,101)	976